RISK MANAGEMENT - Schedule of Maturity Financial Liabilities (Details) - Liquidity risk R$ in Thousands	Jun. 30, 2026 BRL (R$)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount	R$ 25,818,414
Contractual cash flow	39,530,560
Until 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual cash flow	7,663,123
From 2 to 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual cash flow	25,461,121
After 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual cash flow	6,406,316
Loans and financing
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount	9,884,027
Contractual cash flow	14,129,029
Loans and financing | Until 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual cash flow	1,380,141
Loans and financing | From 2 to 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual cash flow	12,371,109
Loans and financing | After 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual cash flow	377,779
Leases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount	11,531,853
Contractual cash flow	20,354,424
Leases | Until 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual cash flow	2,784,822
Leases | From 2 to 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual cash flow	12,246,692
Leases | After 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual cash flow	5,322,910
Accounts payable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount	2,777,925
Contractual cash flow	2,809,151
Accounts payable | Until 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual cash flow	2,653,959
Accounts payable | From 2 to 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual cash flow	155,192
Accounts payable | After 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual cash flow	0
Airport taxes and fees
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount	1,624,609
Contractual cash flow	2,237,956
Airport taxes and fees | Until 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual cash flow	844,201
Airport taxes and fees | From 2 to 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual cash flow	688,128
Airport taxes and fees | After 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual cash flow	R$ 705,627